Fair Value Measurement - Schedule of Company’s Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Liabilities:
Warrant liabilities	$ 3,904
Earnout liabilities	488,641
Total Liabilities	492,545
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities	3,904
Total Liabilities	3,904
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Earnout liabilities	488,641
Total Liabilities	$ 488,641